Segmental Information - Summary of Segmental Net Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 2,528,448	$ 2,029,238
Adjusted EBITDA	921,125	780,949
Net financing charges	202,534	371,086
Depreciation and amortization	438,626	282,806
Other sources of revenue	2,505	3,277
Poker
Disclosure of operating segments [line items]
Revenue	793,284	892,557
Gaming
Disclosure of operating segments [line items]
Revenue	792,299	585,846
Other
Disclosure of operating segments [line items]
Revenue	69,422	56,419
Operating Segments | International
Disclosure of operating segments [line items]
Revenue	1,312,365	1,440,177
Adjusted EBITDA	604,851	703,342
Net financing charges	0	0
Depreciation and amortization	159,895	144,304
Capital expenditures	91,209	81,189
Operating Segments | United Kingdom
Disclosure of operating segments [line items]
Revenue	946,679	394,131
Adjusted EBITDA	324,633	102,107
Net financing charges	0	0
Depreciation and amortization	241,283	108,879
Capital expenditures	32,095	18,971
Operating Segments | Australia
Disclosure of operating segments [line items]
Revenue	274,414	196,930
Adjusted EBITDA	44,358	21,571
Net financing charges	0	0
Depreciation and amortization	36,703	29,476
Capital expenditures	17,197	12,386
Operating Segments | Poker | International
Disclosure of operating segments [line items]
Revenue	781,637	886,628
Operating Segments | Poker | United Kingdom
Disclosure of operating segments [line items]
Revenue	11,647	5,929
Operating Segments | Poker | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Operating Segments | Gaming | International
Disclosure of operating segments [line items]
Revenue	427,316	428,364
Operating Segments | Gaming | United Kingdom
Disclosure of operating segments [line items]
Revenue	364,983	157,482
Operating Segments | Gaming | Australia
Disclosure of operating segments [line items]
Revenue	0	0
Operating Segments | Betting | International
Disclosure of operating segments [line items]
Revenue	72,561	79,117
Operating Segments | Betting | United Kingdom
Disclosure of operating segments [line items]
Revenue	528,110	215,921
Operating Segments | Betting | Australia
Disclosure of operating segments [line items]
Revenue	270,267	196,101
Operating Segments | Other | International
Disclosure of operating segments [line items]
Revenue	30,851	46,068
Operating Segments | Other | United Kingdom
Disclosure of operating segments [line items]
Revenue	41,939	14,799
Operating Segments | Other | Australia
Disclosure of operating segments [line items]
Revenue	4,147	829
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Adjusted EBITDA	(52,717)	(46,071)
Net financing charges	202,534	371,086
Depreciation and amortization	745	147
Capital expenditures	259	1,182
Corporate | Poker
Disclosure of operating segments [line items]
Revenue	0	0
Corporate | Gaming
Disclosure of operating segments [line items]
Revenue	0	0
Corporate | Betting
Disclosure of operating segments [line items]
Revenue	0	0
Corporate | Other
Disclosure of operating segments [line items]
Revenue	0	0
Intercompany Eliminations
Disclosure of operating segments [line items]
Revenue	(5,010)	(2,000)
Adjusted EBITDA	0	0
Net financing charges	0	0
Depreciation and amortization	0	0
Capital expenditures	0	0
Other sources of revenue	(5,010)	(2,000)
Intercompany Eliminations | Poker
Disclosure of operating segments [line items]
Revenue	0	0
Intercompany Eliminations | Gaming
Disclosure of operating segments [line items]
Revenue	0	0
Intercompany Eliminations | Betting
Disclosure of operating segments [line items]
Revenue	0	0
Intercompany Eliminations | Other
Disclosure of operating segments [line items]
Revenue	(5,010)	(2,000)
Consolidated
Disclosure of operating segments [line items]
Revenue	2,528,448	2,029,238
Adjusted EBITDA	921,125	780,949
Net financing charges	202,534	371,086
Depreciation and amortization	438,626	282,806
Capital expenditures	140,760	113,728
Consolidated | Poker
Disclosure of operating segments [line items]
Revenue	793,284	892,557
Consolidated | Gaming
Disclosure of operating segments [line items]
Revenue	792,299	585,846
Consolidated | Betting
Disclosure of operating segments [line items]
Revenue	870,938	491,139
Consolidated | Other
Disclosure of operating segments [line items]
Revenue	71,927	59,696
United Kingdom
Disclosure of operating segments [line items]
Revenue	995,451	462,390
United Kingdom | Operating Segments
Disclosure of operating segments [line items]
Revenue	0	0
United Kingdom | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	75,674	73,969
United Kingdom | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	(5,010)	0
Isle of Man
Disclosure of operating segments [line items]
Revenue	99,504	375,702
Isle of Man | Operating Segments | International
Disclosure of operating segments [line items]
Revenue	99,504	377,702
Isle of Man | Intercompany Eliminations
Disclosure of operating segments [line items]
Other sources of revenue	$ 0	$ (2,000)